United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ];		Amendment Number:
This Amendment (Check ony one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RREEF America, LLC
Address:	875 N. Michigan Ave.
		41st Floor
		Chicago, IL  60611-1901

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim G. Redding
Title:		President
Phone:	312-266-9300

Signature, Place and Date of Signing:

	Kim G. Redding		Chicago, IL		February 15, 2000

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		36

Form 13f Information Table Value Total:		1330597

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB CORP.                      COM              00163T109    31135  1561619 SH       SOLE                  1561619           1561619
APARTMENT INVT & MGMT CL A     COM              03748R101    44809  1125496 SH       SOLE                  1125496           1125496
ARCHSTONE COMMUNITIES TR       COM              039581103    55012  2683533 SH       SOLE                  2683533           2683533
ARDEN REALTY GROUP INC.        COM              039793104    49629  2473740 SH       SOLE                  2473740           2473740
AVALON BAY COMMUNITIES         COM              053484101    73674  2127761 SH       SOLE                  2127761           2127761
BOSTON PROPERTIES INC          COM              101121101    21831   701410 SH       SOLE                   701410            701410
BURNHAM PAC PPTYS INC COM      COM              12232C108     2651   282800 SH       SOLE                   282800            282800
CAMDEN PPTY TR SH BEN INT      COM              133131102    39435  1421083 SH       SOLE                  1421083           1421083
CARR RLTY CORP COM             COM              144418100    62276  2913500 SH       SOLE                  2913500           2913500
CORNERSTONE PROPERTIES, INC    COM              21922H103     1494   102150 SH       SOLE                   102150            102150
DEVELOPERS DIVERS RLTY COM     COM              251591103    28308  2198650 SH       SOLE                  2198650           2198650
DUKE REALTY INVT INC COM NEW   COM              264411505    52725  2703848 SH       SOLE                  2703848           2703848
EQUITY OFFICE PROPERTIES TRUST COM              294741103    76436  3104016 SH       SOLE                  3104016           3104016
EQUITY RESIDENT PPTYS SH BEN I COM              29476L107    43747  1024818 SH       SOLE                  1024818           1024818
ESSEX PPTY TR INC COM          COM              297178105    33811   994450 SH       SOLE                   994450            994450
FEDERAL REALTY INVT TR SH BEN  COM              313747206    46997  2498200 SH       SOLE                  2498200           2498200
GENERAL GROWTH PPTYS COM       COM              370021107    40148  1433860 SH       SOLE                  1433860           1433860
HIGHWOODS PPTYS INC COM        COM              431284108    66704  2823470 SH       SOLE                  2823470           2823470
KILROY REALTY CORP             COM              49427F108    34773  1554100 SH       SOLE                  1554100           1554100
KIMCO REALTY CORP COM          COM              49446R109    16280   480600 SH       SOLE                   480600            480600
LIBERTY PPTY TR SH BEN INT     COM              531172104    56450  2280800 SH       SOLE                  2280800           2280800
MACK CALI REALTY CORP COM      COM              554489104    58656  2250590 SH       SOLE                  2250590           2250590
MERISTAR HOSPITALITY CORP.     COM              58984Y103    39594  2474628 SH       SOLE                  2474628           2474628
PACIFIC GULF PPTYS INC COM     COM              694396102      346    17100 SH       SOLE                    17100             17100
POST PPTYS INC COM             COM              737464107    37000   967333 SH       SOLE                   967333            967333
PRIME GROUP REALTY TRUST       COM              74058j103     1063    70000 SH       SOLE                    70000             70000
PROLOGIS TR                    COM              743410102    49384  2565410 SH       SOLE                  2565410           2565410
PUBLIC STORAGE INC COM         COM              74460D109    34423  1517246 SH       SOLE                  1517246           1517246
SECURITY CAP US REALTY - ADR   COM              814136206    24893  1770144 SH       SOLE                  1770144           1770144
SIMON DEBARTOLO GROUP, INC.    COM              828806109    60407  2633540 SH       SOLE                  2633540           2633540
SPIEKER PPTYS INC COM          COM              848497103    20758   569700 SH       SOLE                   569700            569700
STARWOOD HOTELS & RESORTS WORL COM              85590A203    42526  1809619 SH       SOLE                  1809619           1809619
TRIZEC HAHN CORPORATION        COM              896938107    50781  3009220 SH       SOLE                  3009220           3009220
VORNADO RLTY TR SH BEN INT     COM              929042109    22547   693750 SH       SOLE                   693750            693750
WYNDHAM INTERNATIONAL          COM              983101106     7477  2545254 SH       SOLE                  2545254           2545254
SIMON PROPERTY PFD 6.5% SERIES PFD              828806406     2415    39917 SH       SOLE                    39917             39917